Stockholders’ Equity (Details) - USD ($)		12 Months Ended
	Feb. 22, 2021	Dec. 31, 2024	Dec. 31, 2023
Stockholders’ Equity [Line Items]
Share issue		1,760,000
Common stock shares issued in transaction	462,963
Purchase price per share (in Dollars per share)	$ 0.54
Option grant
Option purchase using black scholes pricing model (in Dollars)	$ 598,000
Share purchase		1,200,000
Price per share (in Dollars per share)		$ 1.31
Stockholders equity (in Dollars)		$ 5,000,000
Option expense (in Dollars)		$ 6,000	$ 49,000
Outstanding share capital percentage		10.00%
Common Stock [Member]
Stockholders’ Equity [Line Items]
Option grant		900,000
Number of shares purchased		900,000
2017 Equity Incentive Plan [Member]
Stockholders’ Equity [Line Items]
Share issue		5,000,000
Nonvested stock option [Member]
Stockholders’ Equity [Line Items]
Unrecognized compensation expense (in Dollars)		$ 960,000
Weighted average expected term		6 years 2 months 23 days
Intelligent Partners [Member]
Stockholders’ Equity [Line Items]
Exercise price vested (in Dollars per share)	$ 0.54
Intelligent Partners [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Option grant	500,000
Fitton and Carper [Member]
Stockholders’ Equity [Line Items]
Share issue	500,000
Conversion shares issued	462,963
Common stock issuable upon exercise (in Dollars)	$ 500,000
Option Grants to the Chief Executive Officer [Member]
Stockholders’ Equity [Line Items]
Share purchase		600,000
Option Grants to the Chief Executive Officer [Member] | Equity Option [Member]
Stockholders’ Equity [Line Items]
Share purchase		200,000
Price per share (in Dollars per share)		$ 1
Option Grants to the Chief Executive Officer [Member] | Equity Option One [Member]
Stockholders’ Equity [Line Items]
Share purchase		200,000
Price per share (in Dollars per share)		$ 3
Stockholders equity (in Dollars)		$ 5,000,000
Option Grants to the Chief Executive Officer [Member] | Option Two [Member]
Stockholders’ Equity [Line Items]
Share purchase		200,000
Price per share (in Dollars per share)		$ 5
Restricted Stock [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Share purchase		300,000
Price per share (in Dollars per share)		$ 1
Restricted Shares One [Member]
Stockholders’ Equity [Line Items]
Share purchase		100,000
Price per share (in Dollars per share)		$ 3
Restricted Shares Two [Member]
Stockholders’ Equity [Line Items]
Share purchase		100,000
Price per share (in Dollars per share)		$ 5
Restricted Shares Three [Member]
Stockholders’ Equity [Line Items]
Share purchase		200,000
Price per share (in Dollars per share)		$ 3
Restricted Stock Four [Member]
Stockholders’ Equity [Line Items]
Share purchase		200,000
Price per share (in Dollars per share)		$ 5